Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Equity-Classified Warrants

The following table presents a summary of the activity for the Company’s equity-classified warrants during the three and nine months ended September 30, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2022	-	$-	-
Total outstanding, March 31, 2023	-	$-	-
Total outstanding, June 30, 2023	-	$-	-
Reclassified from derivative liabilities	19,330	65.58	4.15
Granted	259,700	74.60	5.00
Exercised	(15,371)	73.63	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, September 30, 2023	263,659	$73.99	4.73
Total exercisable, September 30, 2023	263,659	$73.99	4.73

The following table presents a summary of the activity for the Company’s equity-classified warrants during the three and nine months ended September 30, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2023	263,659	$74.00	4.47
Granted	704,414	4.50	5.00
Exercised	(41,630)	0.12	Indefinite
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, March 31, 2024	926,443	$24.47	4.67
Granted	-	-	-
Exercised	(41,629)	0.12	Indefinite
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, June 30, 2024	884,814	$25.62	4.41
Granted(1)	8,913,044	0.94	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, September 30, 2024(1)	9,797,858	$3.17	4.16
Total exercisable, September 30, 2024(2)	3,783,365	$5.99	4.16

(1)	Weighted average remaining contractual life calculations exclude (i) 2,898,551 Pre-Funded Warrants issued September 2024 that do not have a contractual expiration date, (ii) 217,391 September 2024 Agent Warrants and 2,898,551 Series A Warrants issued September 2024 that will expire five years from the Stockholder Approval Date, defined above, and (iii) 2,898,551 Series B Warrants issued September 2024 that will expire eighteen months from the Stockholder Approval Date.
(2)	Weighted average remaining contractual life calculation excludes 2,898,551 exercisable Pre-Funded Warrants issued September 2024 that do not have a contractual expiration date
The following table presents information related to stock warrants at December 31, 2023:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2022	-	$-	-
Reclassified from Derivative Liabilities	231,917	5.46	4.15
Granted	3,116,384	6.22	5.00
Exercised	(184,447)	6.14	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, December 31, 2023	3,163,854	$6.17	4.47
Total exercisable, December 31, 2023	3,163,854	$6.17	4.47

Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted

The following table summarizes the significant assumptions used in determining the fair value of equity-classified warrants granted during the nine months ended September 30, 2024:

2024
Stock price	$3.36
Exercise price	$5.08
Risk-free interest rate	3.91%
Expected volatility	95.00%
Expected term (years)	5.00
Expected dividend yield	0.00%

The following table summarizes the significant assumptions used in determining the fair value of equity classified warrants on the respective grant or reclassification dates for the year ended December 31, 2023:

2023
Stock price	$4.68 - 5.30
Exercise price	$4.77 - 6.36
Risk-free interest rate	4.07 - 4.40%
Expected volatility	90 - 105%
Expected term (years)	3.86 - 5.00
Expected dividend yield	0.00%